Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Textual)
Rent expense	$ 17,000	$ 12,000
Accrued compensation per month	3,000
Director One [Member]
Related Party Transactions (Textual)
Accrued compensation per month	6,000	6,000
Director Two [Member]
Related Party Transactions (Textual)
Accrued compensation per month	34,000
Officers [Member]
Related Party Transactions (Textual)
Accrued compensation per month	37,697
Other Director [Member]
Related Party Transactions (Textual)
Accrued compensation per quarter	$ 5,000	$ 5,000